Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Assets and Liabilities from Acquisitions (Details) - GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. - ARS ($)
$ in Thousands
	13 Months Ended
	Dec. 31, 2025	Dec. 06, 2024
Disclosure of subsidiaries [line items]
Cash and Due from Banks	$ 1,724,452,957	$ 1,724,452,957
Debt Securities at Fair Value through Profit or Loss	113,054,349	113,054,349
Derivative Financial Instruments	9,413,866	9,413,866
Repurchase Transactions	1,968,408	1,968,408
Other Financial Assets	380,424,366	380,424,366
Loans and Other Financing	2,719,514,036	2,719,514,036
Other Debt Securities	1,814,720,924	1,814,720,924
Financial Assets Pledged as Collateral	213,543,110	213,543,110
Investments in Equity Instruments	13,297,483	13,297,483
Investment in Associates and Joint Ventures	142,635,641	142,635,641
Property, Plant and Equipment	281,950,649	281,950,649
Intangible Assets Core Deposits	48,709,200	48,709,200
Intangible Assets	24,547,008	24,547,008
Deferred Income Tax Assets	96,183,895	88,166,389
Deferred Tax Assets, Measurement Period Adjustment	8,017,506
Other Non-financial Assets	113,885,105	136,664,072
Other Non-financial Assets, Measurement Period Adjustment	(22,778,967)
Non-current Assets Held for Sale	19,081,107	19,081,107
Total Assets	7,717,382,104	7,732,143,565
Total Assets, Measurement Period Adjustment	(14,761,461)
Deposits	4,571,892,867	4,571,892,867
Derivative Financial Instruments	6,824,933	6,824,933
Repurchase Transactions	16,048,520	16,048,520
Other Financial Liabilities	311,095,102	311,095,102
Financing from the Argentine Central Bank and Other Financial Institutions	8,307,708	8,307,708
Subordinated Debt Securities	124,358,484	124,358,484
Provisions	45,417,399	38,305,039
Provisions, Measurement Period Adjustment	7,112,360
Deferred Income Tax Liabilities	59,090,271	59,090,271
Other Non-Financial Liabilities	237,100,681	237,100,681
Total Liabilities	5,380,135,965	5,373,023,605
Total Liabilities, Measurement Period Adjustment	7,112,360
Net Assets	2,337,246,139	2,359,119,960
Net Assets, Measurement Period Adjustment	(21,873,821)
Non-controlling Interest	(133,135)	(133,529)
Non-controlling Interest, Measurement Period Adjustment	(394)
Net assets acquired	2,337,113,004	$ 2,358,986,431
Net assets acquired, Measurement Period Adjustment	$ (21,873,427)